PENSIONS - Major categories of plan assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Equities | US
PENSIONS
Plan assets	$ 26.6	$ 23.2
Equities | UK
PENSIONS
Plan assets	0.0	5.1
Other equities
PENSIONS
Plan assets	22.4	22.1
Corporate bonds
PENSIONS
Plan assets	69.7	58.6
Government bonds
PENSIONS
Plan assets	30.9	21.4
Other including cash
PENSIONS
Plan assets	$ 7.7	$ 6.2